Annual Total Returns (Bar Chart) (Invesco V.I. Capital Appreciation Fund, Series II shares, Invesco V.I. Capital Appreciation Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Appreciation Fund | Series II shares, Invesco V.I. Capital Appreciation Fund
Annual Total Returns
'01	(23.47%)
'02	(24.52%)
'03	29.18%
'04	6.33%
'05	8.58%
'06	6.06%
'07	11.73%
'08	(42.63%)
'09	20.72%
'10	15.21%